CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of comprehensive income [abstract]
Unrealized income (loss), tax	$ 9	$ 3	$ 2
Reclassification to net earnings (loss), tax	$ 5	$ 2	$ 2